Reverse Recapitalization (Tables)	9 Months Ended
Sep. 30, 2021
Reverse Recapitalization [Abstract]
Schedule Of Reverse Recapitalization
Upon exchange, these awards remained subject to the same vesting and exercise terms and conditions as were applicable to the awards pre-Merger.

•
21.4 million shares of Osprey class A common stock were redeemed by Osprey pre-Merger
public shareholders. The price paid in excess of the
pro-rata
portion of additional
paid-in
capital was recorded in accumulated deficit in the unaudited condensed consolidated balance sheets and unaudited condensed consolidated statements of changes in redeemable preferred stock and stockholders’ equity/(deficit) as of and for the nine months ended September 30, 2021.

•
7.9 million shares of Osprey class B common stock that were outstanding immediately prior to the Merger were converted to 7.9 million shares of Osprey class A common stock, inclusive of 2.4 million shares that are subject to (1) up to a seven year lockup period, with release terms that are based upon the performance of the Company’s common stock or a change in control event and (2) potential forfeiture.

The following table reconciles the elements of the Merger to the unaudited condensed consolidated statements of cash flows and the unaudited condensed consolidated statement of changes in stockholder’s equity/(deficit) for the nine months ended September 30, 2021 (in thousands):

Cash—Osprey’s trust and cash (net of redemptions)	$103,049
Cash—PIPE financings (PIPE Shares and Palantir)	188,000

Gross Merger proceeds	$291,049
Less: fees paid to Osprey IPO underwriters	(11,173)
Less: other Osprey transaction costs	(15,831)
Less: BlackSky transaction costs	(18,823)

Proceeds from Reverse Recapitalization, net payment of BlackSky equity issuance costs	$245,222
Less: non-cash assets and warrant liabilities assumed from Osprey	(43,963)
Less: accrued BlackSky transaction costs	(385)

Net impact from Reverse Recapitalization to BlackSky’s equity	$200,874

The number of shares of Company class A common stock originally issued by Osprey prior to Merger and the recapitalization of the class A common stock following the Merger are as follows:

Number of Shares
(in thousands)
Osprey class A common stock, outstanding prior to Merger	31,625
Less: redemption of Osprey class A common stock	(21,375)

Total Osprey class A common stock pre-Merger	10,250
Osprey Founder class A common stock	5,534
Class A common stock issued in PIPE and Palantir financing	18,800

Total Merger, PIPE, and Palantir financing class A common stock	34,584